Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Financial Liabilities

Other financial liabilities as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Current
Derivatives liabilities	￦	69,872	27,328
Financial guarantee liabilities		59,940	50,472

	￦	129,812	77,800

Non-current
Derivatives liabilities	￦	85,638	46,429
Financial guarantee liabilities		28,467	17,733

	￦	114,105	64,162

Other payables [member]
Statement [LineItems]
Summary of Financial Liabilities

Other payables as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Current
Accounts payable	￦	800,374	783,562
Accrued expenses		653,923	720,773
Dividend payable		7,213	8,673
Finance lease liabilities		17,763	10,152
Withholdings		274,188	196,937

	￦	1,753,461	1,720,097

Non-current
Accounts payable	￦	4,632	1,624
Accrued expenses		14,234	19,021
Finance lease liabilities		75,255	84,602
Long-term withholdings		53,629	43,621

	￦	147,750	148,868